Equity - Net financial debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Consolidated equity	$ 937,758	$ 892,042	$ 1,294,973	$ 507,677
Gross financial debt	571,337	514,587	516,976
Cash and cash equivalents	(184,472)	(196,931)	(116,666)
Net financial debt	$ 386,865	317,656	$ 400,310
Net financial debt, including discontinued operations		$ 404,615
Net financial debt/Consolidated equity	41.25%	35.61%	30.91%
Net financial debt/Consolidated equity, including discontinued operations		45.4
Spanish Energy Business Discontinued Operations
Disclosure of classes of share capital [line items]
Gross financial debt		$ 86,959
Cash and cash equivalents		$ 51